UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:         June 30, 2001

Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Pacific Financial Research, Inc.
Address:   9601 Wilshire Blvd., Suite 800
           Beverly Hills, CA 90210

Form 13F File Number: 28-2004

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Peter J. Quinn
Title:  Vice President
Phone:  310-247-3939

Signature, Place, and Date of Signing:
    /s/
    Peter J. Quinn           Beverly Hills, CA            August 1, 2001
    ---------------------   ------------------          ------------------
         (Signature)          (City, State)                   (Date)

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          43

Form 13F Information Table Value Total:    $6064631
                                         (thousands)
List of Other Included Managers:
NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Airgas, Inc.                   COM              009363102    51533  4330500 SH       SOLE                  4232400             98100
American Express Company       COM              025816109   189942  4895400 SH       SOLE                  4633500            261900
Anglo American PLC             COM              03485p102     1015    67804 SH       SOLE                    67804
Apartment Investment & Managem COM              03748R101   175289  3636700 SH       SOLE                  3427200            209500
Archstone Communities Trust    COM              039581103   171891  6667600 SH       SOLE                  6294100            373500
Bear Stearns Companies, Inc.   COM              073902108     1932    32754 SH       SOLE                    32754
Computer Sciences Corporation  COM              205363104   171671  4961600 SH       SOLE                  4707300            254300
Electronic Data Systems Corpor COM              285661104     2188    35000 SH       SOLE                    35000
Equity Office Properties Trust COM              294741103   229030  7240900 SH       SOLE                  6799600            441300
Equity Residential Properties  COM              29476L107   305280  5398400 SH       SOLE                  5141500            256900
Fannie Mae                     COM              313586109   342610  4023602 SH       SOLE                  3849302            174300
Freddie Mac                    COM              313400301   664141  9487725 SH       SOLE                  9046625            441100
Gillette Co.                   COM              375766102      409    14102 SH       SOLE                    14102
GlaxoSmithKline                COM              37733w105     2558    45520 SH       SOLE                    45520
Golden West Financial Corporat COM              381317106   123334  1919900 SH       SOLE                  1779300            140600
Great Lakes Chemical Corporati COM              390568103    46833  1518100 SH       SOLE                  1417500            100600
H & R Block, Inc.              COM              093671105     1297    20100 SH       SOLE                    20100
Johnson & Johnson              COM              478160104     1820    36400 SH       SOLE                    36400
Kraft Foods, Inc./Class A      COM              50075n104   133114  4294000 SH       SOLE                  4109600            184400
Lockheed Martin Corporation    COM              539830109     3575    96500 SH       SOLE                    96500
Mack-Cali Realty Corporation   COM              554489104    96690  3395000 SH       SOLE                  3247400            147600
Manpower Inc.                  COM              56418H100   222405  7438300 SH       SOLE                  7091100            347200
Mattel, Inc.                   COM              577081102      721    38125 SH       SOLE                    38125
McDonald's Corporation         COM              580135101   363632 13438000 SH       SOLE                 12769500            668500
Newell Rubbermaid Inc.         COM              651229106   264092 10521600 SH       SOLE                  9960700            560900
Nike, Inc.  Class B            COM              654106103      844    20100 SH       SOLE                    20100
Office Depot Inc.              COM              676220106   132958 12809100 SH       SOLE                 12222200            586900
Old Republic International Cor COM              680223104    97775  3371566 SH       SOLE                  3160011            211555
PepsiCo, Inc.                  COM              713448108     3642    82400 SH       SOLE                    82400
Philip Morris Companies Inc.   COM              718154107   557775 10990640 SH       SOLE                 10437740            552900
Pitney Bowes Inc.              COM              724479100   149391  3546800 SH       SOLE                  3346400            200400
R.R. Donnelley & Sons Company  COM              257867101   202679  6824200 SH       SOLE                  6512500            311700
Sara Lee Corporation           COM              803111103   227343 12003300 SH       SOLE                 11369400            633900
Security Capital Group Inc./Cl COM              81413P105    16051    15001 SH       SOLE                    14527               474
Security Capital Group Inc./Cl COM              81413P204   146199  6831750 SH       SOLE                  6542200            289550
Sherwin-Williams               COM              824348106    29974  1350200 SH       SOLE                  1289100             61100
Staples, Inc.                  COM              855030102   287407 17974200 SH       SOLE                 17215800            758400
Target Corporation             COM              87612e106   165833  4792850 SH       SOLE                  4511550            281300
Tenet Healthcare Corporation   COM              88033g100     4644    90000 SH       SOLE                    90000
The Interpublic Group of Compa COM              460690100   210249  7163500 SH       SOLE                  6748900            414600
Toys ''R'' Us Inc.             COM              892335100     1789    72300 SH       SOLE                    72300
Tyson Foods Inc. Class A       COM              902494103    43165  4686800 SH       SOLE                  4404912            281888
UST Inc.                       COM              902911106   219910  7619900 SH       SOLE                  7240800            379100